SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current			$ 7,243
Deferred
Total			$ 7,243